Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill

Changes in the carrying amount of the Company's goodwill for the nine months ended September 30, 2014, are as follows (in millions):

Goodwill as of December 31, 2013	$1,195.9
Goodwill acquired	231.9
Translation differences	(2.4)
Goodwill as of September 30, 2014	$1,425.4

Schedule of Finite-Lived Intangible Assets

Other intangible assets consisted of the following (in thousands):

	September 30, 2014		December 31, 2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Developed technology	$472,792	$91,886	$447,842	$54,029
Patents	15,018	7,727	14,065	6,523
Trademarks and trade names	59,988	8,085	59,019	3,817
Customer relationships	146,690	21,876	100,679	10,793
Non-compete agreements	10,843	3,266	10,354	1,249
Capitalized software development costs	17,137	14,205	16,612	13,828
In process research and development	32,239	-	63,998	-
	754,707	$147,045	712,569	$90,239
Accumulated amortization	147,045		90,239
Net book value of amortizable intangible assets	$607,662		$622,330

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

As of September 30, 2014, estimated amortization expense relating to intangible assets currently subject to amortization for each of the next five years and thereafter was as follows (in thousands):

Remainning 3 months of 2014	$21,185
2015	83,470
2016	82,846
2017	81,224
2018	76,249
Thereafter	$230,449